Software, net (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Software, Net

	Estimated	As of March 31,
	Useful Life	2018	2019	2019
	(in years)	(INR)	(INR)	(US$)
Software licenses and related implementation costs	3 Years	75,053	122,178	1,767
Less: Accumulated amortization		35,251	58,463	846
Total		39,802	63,715	921